Organization and Description of Business - Schedule of Condensed Consolidated Financial Statements Reflect the Operating Results (Details)	12 Months Ended
Jul. 31, 2025
Parent company:
Date of Incorporation	Jan. 05, 2015
Place of Incorporation	British Virgin Islands
% of Ownership	Parent
Principal Activities	Investment holding
Wholly owned subsidiaries of ATIF
Date of Incorporation	Jan. 05, 2015
Place of Incorporation	British Virgin Islands
Principal Activities	Investment holding
ATIF Inc. (“ATIF USA”) [Member]
Parent company:
Date of Incorporation	Oct. 26, 2020
Place of Incorporation	USA
Principal Activities	Consultancy and information technology support
Wholly owned subsidiaries of ATIF
Date of Incorporation	Oct. 26, 2020
Place of Incorporation	USA
% of Ownership	100.00%
Principal Activities	Consultancy and information technology support
ATIF Investment LLC (“ATIF Investment”) [Member]
Parent company:
Date of Incorporation	Apr. 25, 2022
Place of Incorporation	BVI
Principal Activities	Consultancy and information technology support
Wholly owned subsidiaries of ATIF
Date of Incorporation	Apr. 25, 2022
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Consultancy and information technology support
ATIF BD [Member]
Parent company:
Date of Incorporation	Dec. 22, 2021
Place of Incorporation	USA
Principal Activities	Consultancy and information technology support
Wholly owned subsidiaries of ATIF
Date of Incorporation	Dec. 22, 2021
Place of Incorporation	USA
% of Ownership	100.00%
Principal Activities	Consultancy and information technology support
ATIF BC [Member]
Parent company:
Date of Incorporation	Oct. 06, 2022
Place of Incorporation	USA
Principal Activities	Consultancy and information technology support
Wholly owned subsidiaries of ATIF
Date of Incorporation	Oct. 06, 2022
Place of Incorporation	USA
% of Ownership	100.00%
Principal Activities	Consultancy and information technology support
ATIF BM [Member]
Parent company:
Date of Incorporation	Oct. 06, 2022
Place of Incorporation	USA
Principal Activities	Consultancy and information technology support
Wholly owned subsidiaries of ATIF
Date of Incorporation	Oct. 06, 2022
Place of Incorporation	USA
% of Ownership	100.00%
Principal Activities	Consultancy and information technology support